                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:   September 30, 2003


Check here if Amendment                   [ ]    Amendment Number :
This Amendment (Check only one.):         [ ]    is a restatement          ---
                                          [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           --------------------------------
Address:   712 Fifth Avenue, 42nd Floor
           --------------------------------
           New York, NY 10019
           --------------------------------

Form 13F File Number:         28-   06341
                                 ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
           --------------------------------
Title:     Chief Financial Officer
           --------------------------------
Phone:     212-457-8010
           --------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow              New York, NY               November 14, 2003
------------------              ------------               -----------------
   (Signature)                  (City, State)                  (Date)

Report Type ( Check only one.):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                          ----------------------
Form 13F Information Table Entry Total:             9
                                          ----------------------
Form 13F Information Table Value Total:           209,521       (thousands)
                                          ----------------------



PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC

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

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACTION
PERFORMANCE
COS INC         COMMON STOCK     004933107      58,563    2,396,200   SH             DEFINED          1      2,396,200   0      0
------------------------------------------------------------------------------------------------------------------------------------
ALLIANT
ENERGY CORP     COMMON STOCK     018802108      55,337    2,515,300   SH             DEFINED          1      2,515,300   0      0
------------------------------------------------------------------------------------------------------------------------------------
AXIS CAPITAL
HOLDINGS            SHS          G0692U109       3,169      127,000   SH             DEFINED          1        127,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
BOSTON
COMMUNICATIONS
GROUP           COMMON STOCK     100582105       1,000      100,000   SH             DEFINED          1        100,000   0      0
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CSG SYS
INTL INC        COMMON STOCK     126349109      45,948    3,102,505   SH             DEFINED          1      3,102,505   0      0
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CSG SYS
INTL INC        COMMON STOCK     126349959         193       10,000   SH    PUT      DEFINED          1         10,000   0      0
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DPL INC         COMMON STOCK     233293109      19,091    1,113,200   SH             DEFINED          1      1,113,200   0      0
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DST SYS
INC DEL         COMMON STOCK     233326107       9,791      260,400   SH             DEFINED          1        260,400   0      0
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FIRSTENERGY
CORP            COMMON STOCK      337932107     16,429      515,000   SH             DEFINED          1        515,000   0      0
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

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.